SEA with RoyaLand Nevada (Tables)	12 Months Ended
Jun. 30, 2024
SEA with RoyaLand Nevada [Abstract]
Schedule of Shares being Exchanged	The SEA with RoyaLand Company resulted in the following shares being exchanged:
	RoyaLand Ltd. (Registrant)		RoyaLand Company
Name of Shareholder	Class A Shares Received	Class B Shares Received	Class A Shares Exchanged	Class B Shares Exchanged
CEO (1)	5,850,000		6,500,000
Shareholder #1 (2)	2,250,000			2,500,000
Shareholder #2 (3)	900,000			1,000,000
Shareholder #3		200,000		200,000
Shareholder #4		100,000		100,000
Shareholder #5		600,000		600,000
Shareholder #6		200,000		200,000
Shareholder #7		400,000		400,000
Shareholder #8		200,000		200,000
Shareholder #9		100,000		100,000
Shareholder #10		200,000		200,000
Total	9,000,000	2,000,000	6,500,000	5,500,000
(1)	The CEO was issued 650,000 Class A Common Shares of RoyaLand Ltd. upon its formation on October 18, 2022, resulting in total ownership of 6,500,000 Class A Common Shares after the completion of the SEA.
(2)	Shareholder #1 was issued 250,000 Class A Common Shares of RoyaLand Ltd. upon its formation on October 18, 2022, resulting in total ownership of 2,500,000 Class A Common Shares after the completion of the SEA.
(3)	Shareholder #2 was issued 100,000 Class A Common Shares of RoyaLand Ltd. upon its formation on October 18, 2022, resulting in total ownership of 1,000,000 Class A Common Shares after the completion of the SEA.